SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Post-Effective Amendment No. 17   (File No. 33-4174)            [x]
                                 ---------

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 19       (File No. 811-3500)                    [x]
                  ---------

                        (Check appropriate box or boxes)

                         IDS LIFE OF NEW YORK ACCOUNT 4
                         IDS LIFE OF NEW YORK ACCOUNT 5
                         IDS LIFE OF NEW YORK ACCOUNT 6
                         IDS LIFE OF NEW YORK ACCOUNT 9
                         IDS LIFE OF NEW YORK ACCOUNT 10
                         IDS LIFE OF NEW YORK ACCOUNT 11
                         IDS LIFE OF NEW YORK ACCOUNT 12
                         IDS LIFE OF NEW YORK ACCOUNT 13
                         IDS LIFE OF NEW YORK ACCOUNT 14
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                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
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                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                             12203
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(Address of Depositor's Principal Executive Offices)              (Zip Code)

Depositor's Telephone Number, including Area Code           (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It  is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2000

FLEXIBLE ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

NEW FLEXIBLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13 AND 14

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)
       20 Madison Avenue Extension
       Albany, NY 12203
       800-541-2251

This prospectus contains information that you should know before investing. You also will receive the American Express-Registered Trademark- Variable Portfolio Funds prospectus. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting IDS Life of New York at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS....................................     3
THE CONTRACT IN BRIEF........................     4
EXPENSE SUMMARY..............................     5
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................     7
FINANCIAL STATEMENTS.........................     8
PERFORMANCE INFORMATION......................     9
THE VARIABLE ACCOUNTS AND THE FUNDS..........    10
THE FIXED ACCOUNT............................    11
BUYING YOUR CONTRACT.........................    12
CHARGES......................................    14
VALUING YOUR INVESTMENT......................    16
MAKING THE MOST OF YOUR CONTRACT.............    17
SURRENDERS...................................    19
TSA -- SPECIAL SURRENDER PROVISIONS..........    20
CHANGING OWNERSHIP...........................    21
BENEFITS IN CASE OF DEATH....................    21
THE ANNUITY PAYOUT PERIOD....................    22
TAXES........................................    24
VOTING RIGHTS................................    27
ABOUT THE SERVICE PROVIDERS..................    27
YEAR 2000....................................    28
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.....................    29

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2      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each variable account before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into variable accounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (The Code)

- Roth IRAs under section 408A of the Code

- Simplified Employee Pension (SEP) plans under section 408(k) of the Code

- Plans under Section 401(k) of the Code

- Custodial and trusteed pension and profit sharing plans under Section 401(a) of the Code

- Tax-Sheltered Annuities (TSAs) under section 403(b) of the Code

- Plans under Section 457 of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 3

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable account at the close of business on each valuation date.

VARIABLE ACCOUNTS: Separate accounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each variable account changes with the performance of the particular fund.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or variable accounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the variable accounts, each of which invests in a fund with a particular investment objective. The value of each variable account varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the variable accounts. (p. 10)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 11)

BUYING YOUR CONTRACT: We no longer offer new contracts. You have the option of making additional purchase payments to your contract. (p. 12)

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

- Minimum installment purchase payment -- $50 monthly; $23.08 biweekly payroll deductions.

- Maximum purchase payment for each subsequent year -- $50,000.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the variable accounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)

SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 19)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 21)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 21)

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4      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan.

We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable account and the fixed account. During the annuity payout period, you cannot be invested in more than five variable accounts at any one time unless we agree otherwise. (p. 22)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 24)

CHARGES: We assess certain charges in connection with your contract:
- $6 quarterly ($24 annual) contract administrative charge;
- 1.00% mortality and expense risk fee (if you allocate money to one or more variable accounts);
- surrender charge; and
- the operating expenses of the funds in which the variable accounts invest.

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the variable accounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES

SURRENDER CHARGE (contingent deferred sales charge as a percentage of new purchase payments surrendered)

Purchase payments up to six contract years old       7%
Earnings and purchase payments six years old or
  more                                               0%

CONTRACT ADMINISTRATIVE CHARGE               $24

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average variable account value):

MORTALITY AND EXPENSE RISK FEE                1%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: The amount equal to the difference in the present value of remaining payments using the assumed investment rate and such present value using the assumed investment rate plus 1.55%. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

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                                                     PROSPECTUS -- MAY 1, 2000 5

 ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A
 PERCENTAGE OF AVERAGE DAILY NET ASSETS):
--------------------------------------------------------------------------------

                                MANAGEMENT  12B-1   OTHER
                                   FEES     FEES   EXPENSES  TOTAL(1)
AXP(SM) Variable Portfolio -
  Bond Fund                         .60%     .13       .08      .81%
  Capital Resource Fund             .60%     .13       .06      .79%
  Cash Management Fund              .51%     .13       .05      .69%
  Extra Income Fund                 .62%     .13       .08      .83%
  Global Bond Fund                  .84%     .13       .12     1.09%
  International Fund                .83%     .13       .11     1.07%
  Managed Fund                      .59%     .13       .04      .76%
  New Dimensions
    Fund-Registered Trademark-      .61%     .13       .07      .81%
  Strategy Aggressive Fund          .60%     .13       .07      .80%

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                   NO SURRENDER OR SELECTION
                                 FULL SURRENDER AT THE             OF AN ANNUITY PAYOUT PLAN
                                END OF EACH TIME PERIOD          AT THE END OF EACH TIME PERIOD
                           1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
AXP(SM) Variable
  Portfolio -
 Bond Fund                 $89.09  $129.04  $171.51  $219.72   $19.09  $59.04   $101.51  $219.72
 Capital Resource Fund      88.88   128.42   170.46   217.56    18.88   58.42    100.46   217.56
 Cash Management Fund       87.86   125.31   165.20   206.73    17.86   55.31     95.20   206.73
 Extra Income Fund          89.29   129.67   172.56   221.87    19.29   59.67    102.56   221.87
 Global Bond Fund           91.96   137.73   186.11   249.44    21.96   67.73    116.11   249.44
 International Fund         91.75   137.11   185.07   247.34    21.75   67.11    115.07   247.34
 Managed Fund               88.57   127.49   168.89   214.32    18.57   57.49     98.89   214.32
 New Dimensions
 Fund-Registered Trademark-  89.09  129.04   171.51   219.72    19.09   59.04    101.51   219.72
 Strategy Aggressive Fund   88.98   128.73   170.99   218.64    18.98   58.73    100.99   218.64

  * In this example, the $24 contract administrative charge is approximated as a 0.052% charge based on our average contract size.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

6      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each variable account.

YEAR ENDED DEC. 31,    1999    1998    1997    1996    1995    1994    1993    1992    1991         1990
--------------------------------------------------------------------------------------------------------

ACCOUNT 5 (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit
  value at
  beginning of
  period              $4.03   $4.01   $3.73   $3.53   $2.91   $3.06   $2.67   $2.46   $2.12      $2.05
Accumulation unit
  value at end of
  period              $4.06   $4.03   $4.01   $3.73   $3.53   $2.91   $3.06   $2.67   $2.46      $2.12
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      16,987  20,262  21,882  24,424  23,903  21,936  23,259  16,710  12,228     10,315
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%      1.00%
--------------------------------------------------------------------------------------------------------

ACCOUNT 4 (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit
  value at
  beginning of
  period              $7.02   $5.71   $4.64   $4.35   $3.43   $3.43   $3.35   $3.25   $2.24      $2.25
Accumulation unit
  value at end of
  period              $8.60   $7.02   $5.71   $4.64   $4.35   $3.43   $3.43   $3.35   $3.25      $2.24
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      33,850  37,947  41,666  47,283  44,849  38,283  30,089  21,677  13,591     10,058
Ratio of operating
  expense to
  average              1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%      1.00%
--------------------------------------------------------------------------------------------------------

ACCOUNT 6 (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit
  value at
  beginning of
  period              $2.26   $2.17   $2.07   $1.99   $1.91   $1.86   $1.83   $1.80   $1.71      $1.61
Accumulation unit
  value at end of
  period              $2.34   $2.26   $2.17   $2.07   $1.99   $1.91   $1.86   $1.83   $1.80      $1.71
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)       5,999   6,515   4,651   5,927   5,445   3,794   4,113   5,378   7,253      6,487
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%      1.00%
Simple yield(1)        5.02%   3.73%   4.16%   3.85%   4.11%   4.41%   1.90%   1.77%   3.24%      6.20%
Compound yield(1)      5.14%   3.80%   4.25%   3.93%   4.20%   4.51%   1.92%   1.79%   3.29%      6.39%
--------------------------------------------------------------------------------------------------------

ACCOUNT 13(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit
  value at
  beginning of
  period              $1.12   $1.18   $1.05   $1.00      --      --      --      --      --         --
Accumulation unit
  value at end of
  period              $1.17   $1.12   $1.18   $1.05      --      --      --      --      --         --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      17,003  17,820  12,894   4,671      --      --      --      --      --         --
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%     --      --      --      --      --         --
--------------------------------------------------------------------------------------------------------

ACCOUNT 12(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - GLOBAL BOND FUND)
Accumulation unit
  value at
  beginning of
  period              $1.18   $1.10   $1.07   $1.00      --      --      --      --      --         --
Accumulation unit
  value at end of
  period              $1.12   $1.18   $1.10   $1.07      --      --      --      --      --         --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)       5,735   6,220   5,578   2,311      --      --      --      --      --         --
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%     --      --      --      --      --         --
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 7

YEAR ENDED DEC. 31,    1999    1998    1997    1996    1995    1994    1993    1992    1991         1990
--------------------------------------------------------------------------------------------------------

ACCOUNT 10(3) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit
  value at
  beginning of
  period              $1.74   $1.52   $1.50   $1.38   $1.25   $1.29   $0.98   $1.00      --         --
Accumulation unit
  value at end of
  period              $2.51   $1.74   $1.52   $1.50   $1.38   $1.25   $1.29   $0.98      --         --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      59,132  67,198  75,831  77,830  63,576  51,480  21,650   3,421      --         --
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%     --         --
--------------------------------------------------------------------------------------------------------

ACCOUNT 9 (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit
  value at
  beginning of
  period              $4.03   $3.51   $2.96   $2.57   $2.09   $2.21   $1.98   $1.86   $1.45      $1.42
Accumulation unit
  value at end of
  period              $4.58   $4.03   $3.51   $2.96   $2.57   $2.09   $2.21   $1.98   $1.86      $1.45
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      59,965  67,428  73,557  75,219  72,999  66,800  50,761  31,828  20,105     15,292
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%      1.00%
--------------------------------------------------------------------------------------------------------

ACCOUNT 14(2) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS
FUND-REGISTERED TRADEMARK-)
Accumulation unit
  value at
  beginning of
  period              $1.74   $1.37   $1.11   $1.00      --      --      --      --      --         --
Accumulation unit
  value at end of
  period              $2.27   $1.74   $1.37   $1.11      --      --      --      --      --         --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      88,673  75,581  64,613  27,817      --      --      --      --      --         --
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%     --      --      --      --      --         --
--------------------------------------------------------------------------------------------------------

ACCOUNT 11(3) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit
  value at
  beginning of
  period              $1.91   $1.88   $1.69   $1.47   $1.12   $1.21   $1.08   $1.00      --         --
Accumulation unit
  value at end of
  period              $3.24   $1.91   $1.88   $1.69   $1.47   $1.12   $1.21   $1.08      --         --
Number of
  accumulation
  units outstanding
  at end of period
  (000 omitted)      61,638  73,610  79,813  77,673  62,233  45,347  19,430   5,961      --         --
Ratio of operating
  expense to
  average net
  assets               1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%     --         --
--------------------------------------------------------------------------------------------------------

(1) Net of annual contract administrative charge and mortality and expense risk fee.
(2)  Operations commenced on May 1, 1996.
(3)  Operations commenced on Jan. 13, 1992.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the variable accounts in the SAI.

--------------------------------------------------------------------------------

8      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

PERFORMANCE INFORMATION

Performance information for the variable accounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular variable account during a specified time period. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge,

- mortality and expense risk fee, and

- surrender charge (assuming a surrender at the end of the illustrated period).

We also show optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the variable account if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will generally be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET
FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR VARIABLE ACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR VARIABLE ACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the variable account invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare variable account performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 9

THE VARIABLE ACCOUNTS AND THE FUNDS

You may allocate payments to any or all of the variable accounts that invest in shares of the following funds:

IDS LIFE OF
NEW YORK
ACCOUNT      ESTABLISHED  INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES
     5       11/12/81     AXP(SM) Variable Portfolio - Bond    Objective: high level of current
                          Fund                                 income while conserving the value
                                                               of the investment and continuing a
                                                               high level of income for the
                                                               longest time period. Invests
                                                               primarily in bonds and other debt
                                                               obligations.
     4       11/12/81     AXP(SM) Variable Portfolio -         Objective: capital appreciation.
                          Capital Resource Fund                Invests primarily in U.S. common
                                                               stock and other securities
                                                               convertible into common stocks.
     6       11/12/81     AXP(SM) Variable Portfolio - Cash    Objective: maximum current income
                          Management Fund                      consistent with liquidity and
                                                               conservation of capital. Invests in
                                                               money market securities.
    13       04/17/96     AXP(SM) Variable Portfolio - Extra   Objective: high current income,
                          Income Fund                          with capital growth as a secondary
                                                               objective. Invests primarily in
                                                               high-yielding, high-risk corporate
                                                               bonds issued by U.S. and foreign
                                                               companies and governments.
    12       04/17/96     AXP(SM) Variable Portfolio - Global  Objective: high total return
                          Bond Fund                            through income and growth of
                                                               capital. Non-diversified mutual
                                                               fund that invests primarily in debt
                                                               obligations of U.S. and foreign
                                                               issuers.
    10       10/08/91     AXP(SM) Variable Portfolio -         Objective: capital appreciation.
                          International Fund                   Invests primarily in common stocks
                                                               or convertible securities of
                                                               foreign issuers that offer growth
                                                               potential.
     9       02/12/86     AXP(SM) Variable Portfolio -         Objective: maximum total investment
                          Managed Fund                         return through a combination of
                                                               capital growth and current income.
                                                               Invests primarily in a combination
                                                               of common and preferred stocks,
                                                               convertible securities, bonds and
                                                               other debt securities.
    14       04/17/96     AXP(SM) Variable Portfolio - New     Objective: long-term growth of
                          Dimensions                           capital. Invests primarily in
                          Fund-Registered Trademark-           common stocks of U.S. and foreign
                                                               companies showing potential for
                                                               significant growth.
    11       10/08/91     AXP(SM) Variable Portfolio -         Objective: capital appreciation.
                          Strategy Aggressive Fund             Invests primarily in common stocks
                                                               of small- and medium-sized
                                                               companies.

IDS LIFE OF
NEW YORK
ACCOUNT      INVESTMENT ADVISOR OR MANAGER
     5       IDS Life Insurance Company (IDS
             Life), investment manager; American
             Express Financial Corporation
             (AEFC), investment advisor.
     4       IDS Life, investment manager; AEFC
             investment advisor.
     6       IDS Life, investment manager; AEFC
             investment advisor.
    13       IDS Life, investment manager; AEFC
             investment advisor.
    12       IDS Life, investment manager; AEFC
             investment advisor.
    10       IDS Life, investment manager; AEFC
             investment advisor. American
             Express Asset Management
             International, Inc., a
             wholly-owned subsidiary of AEFC, is
             the sub-investment advisor.
     9       IDS Life, investment manager; AEFC
             investment advisor.
    14       IDS Life, investment manager; AEFC
             investment advisor.
    11       IDS Life, investment manager; AEFC
             investment advisor.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar objectives and policies.

The investment manager and advisor cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectus for facts you should know before investing. The funds' prospectus is also available by contacting us at the address or telephone number on the first page of this prospectus.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

--------------------------------------------------------------------------------

10      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

All variable accounts were established under New York law and are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

Each variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each variable account only to that variable account. State insurance law prohibits us from charging a variable account with liabilities of any other variable account or of our general business. Each variable account's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable accounts an insurance company may offer and how many exchanges among variable accounts it may allow before the contract owner would be currently taxed on income earned within variable account assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the variable account assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. We will credit additional purchase payments to your accounts at the next close of business after we receive your payments at our office.

When you apply, you may select:

- the accounts in which you want to invest;

- how you want to make purchase payments; and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the accounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE
Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for IRAs, and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

--------------------------------------------------------------------------------

12      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled          If paying by any other method:
payment plan:                                        $2,000 initial payment for nonqualified
  $50 per month                                      annuities
  $23.08 biweekly                                    $1,000 initial payment for qualified annuities
                                                     $50 for any additional payments

Installments must total at least $600 in the first year.

*If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your annuity in a lump sum.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS**
For the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:                                  For each subsequent year:
  $1,000,000 up to age 75                            $50,000
  $500,000 for ages 76 to 85
  $50,000 for ages 86 to 90

**These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER
--------------------------------------------------------------------------------
Send your check along with your name and contract number to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

EXPRESS MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

 2 BY SCHEDULED PAYMENT PLAN
--------------------------------------------------------------------------------
Your sales representative can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement;

- a bank authorization.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the variable accounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to your variable accounts. The unit values of your variable accounts reflect this fee and it totals 1% of the variable accounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The variable accounts pay us the mortality and expense risk fee they accrued as follows:

- First, to the extent possible, the variable accounts pay this fee from any dividends distributed from the funds in which they invest.

- Then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the variable accounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

- First we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular variable or fixed account.

--------------------------------------------------------------------------------

14      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

- Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

- Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a "first-in, first-out" (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount deducted for the surrender charge will be a percentage of the total amount surrendered. We will deduct the charge from the value remaining after we pay you the amount you requested. Example: Assume you request a surrender of $1,000 and there is a 7% surrender charge. The surrender charge is $75.26 for a total surrender amount of $1,075.26. This charge represents 7% of the total amount surrendered and we deduct it from the contract value remaining after we pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% if the assumed investment rate is 3.5% and 6.55% if the assumed investment rate is 5%. The surrender charge is equal to the difference in discount values using the above discount rates and the assumed investment rate. In no event would your surrender charge exceed 9% of the amount available for payouts under the plan.

SURRENDER CHARGE CALCULATION EXAMPLE FOR NEW PURCHASE PAYMENTS

You request a $1,000 partial surrender, and the surrender charge is 7%:

               $1,000 partial surrender
                     ------------------   =   $1,075.27
                                    .93
Total amount surrendered                      $1,075.27
                                      X            0.07
                                              ---------
Total surrender charge                        $   75.27

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

- amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

- contracts settled using an annuity payout plan; and

- death benefits.

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated contract administrative charge.

VARIABLE ACCOUNTS
We convert amounts you allocated to the variable accounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable accounts, we credit a certain number of accumulation units to your contract for that account. Conversely, each time you take a partial surrender, transfer amounts out of a variable account or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each account during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the account invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular account we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each variable account equals the last value times the account's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a variable account.

FACTORS THAT AFFECT VARIABLE ACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the variable accounts;

- transfers into or out of the variable accounts;

- partial surrenders;

--------------------------------------------------------------------------------

16      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

- surrender charges; and/or

- prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the variable accounts;

- capital gains or losses of funds;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable account to a more aggressive one, or to several others, or from the fixed account to one or more variable accounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------


                                           AMOUNT   ACCUMULATION  NUMBER OF UNITS
                        MONTH             INVESTED   UNIT VALUE      PURCHASED
 By investing an            Jan             $100        $20               5.00
 equal number of            Feb              100         18               5.56
 dollars each month...      Mar              100         17               5.88

 you automatically          Apr              100         15               6.67
 buy more units             May              100         16               6.25
 when the per unit          Jun              100         18               5.56
 market price is low...     Jul              100         17               5.88

 and fewer units            Aug              100         19               5.26
 when the per unit          Sept             100         21               4.76
 market price is high.      Oct              100         20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable account will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one variable account, or the fixed account, to another account before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

TRANSFER POLICIES

- You may transfer contract values between the variable accounts, or from the variable accounts to the fixed account at any time. However, if you made a transfer from the fixed account to the variable accounts, you may not make a transfer from any variable account back to the fixed account until the next contract anniversary.

- You may transfer contract values from the fixed account to the variable accounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the variable accounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable accounts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER
--------------------------------------------------------------------------------
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

REGULAR MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
BOX 5144
ALBANY, NY 12205

EXPRESS MAIL:
IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:    $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:    Contract value

--------------------------------------------------------------------------------

18      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
--------------------------------------------------------------------------------
Your sales representative can help you set up automated transfers among your variable accounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to the variable accounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered

MINIMUM AMOUNT
Transfers or surrenders:                      $50

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges -- Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity payout plans").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your variable accounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

For instructions, contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  -- you are at least age 59 1/2;

  -- you are disabled as defined in the Code;

  -- you separated from the service of the employer who purchased the contract;
  or

  -- the distribution is because of your death.

- If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

--------------------------------------------------------------------------------

20      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

- the contract value; or

- the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

- purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

- the contract value; or

- the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

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                                                    PROSPECTUS -- MAY 1, 2000 21

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the variable accounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five variable accounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the variable accounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The

--------------------------------------------------------------------------------

22      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY
table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payment. The discount rate we use in the calculation will vary between 5.05% and 6.55% depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the variable accounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or variable accounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

--------------------------------------------------------------------------------

24      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP, or Section 457 plan), mandatory 20% Federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of ten years or more; or

- the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

--------------------------------------------------------------------------------

26      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

VOTING RIGHTS

As a contract owner with investments in the variable accounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each variable account to the total number of votes allowed to the account.

After annuity payouts begin, the number of votes is equal to:

- the reserve held in each account for your contract, divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) is the principal underwriter for the contract. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. AEFA serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and 9,480 financial advisors.

ISSUER
IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business.

IDS Life of New York pays total commissions of up to 7% of the total purchase payments it receives on the contracts. We pay a portion of this total commission to district managers and field vice presidents of the selling representative.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. IDS Life is a defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of these suits, Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

IDS Life of New York is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which IDS Life of New York is a defendant, will have a material adverse effect on our financial condition.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the variable accounts. All of the major systems used by IDS Life of New York and the variable accounts are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life of New York's and the variable accounts' businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life of New York and the variable accounts, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on IDS Life of New York's and the variable accounts' operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life of New York's and the variable accounts' business, results of operations, or financial condition as a result of the Year 2000 issue.

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28      IDS LIFE OF NEW YORK FLEXIBLE ANNUITY

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

IDS Life of New York Preferred Retirement
Account......................................     3
Performance Information......................     4
Calculating Annuity Payouts..................     6
Rating Agencies..............................     8
Principal Underwriter........................     8
Independent Auditors.........................     8
Financial Statements

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                                                    PROSPECTUS -- MAY 1, 2000 29

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /  IDS Life of New York Flexible Annuity
/ /  American Express Variable Portfolio Funds

MAIL YOUR REQUEST TO:
IDS LIFE OF NEW YORK ANNUITY SERVICE
IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

WE WILL MAIL YOUR REQUEST TO:

Your name  _____________________________________________________________________

Address  _______________________________________________________________________

City  ___________________________ State ___________ Zip ________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                                FLEXIBLE ANNUITY

         IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13 and 14

                                   May 1, 2000

IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13 and 14 are separate accounts established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203
800-541-2251

                                TABLE OF CONTENTS

IDS Life of New York Preferred Retirement Account.........................p. 3

Performance Information...................................................p. 4

Calculating Annuity Payouts...............................................p. 6

Rating Agencies...........................................................p. 8

Principal Underwriter.....................................................p. 8

Independent Auditors......................................................p. 8

Financial Statements

IDS LIFE OF NEW YORK PREFERRED RETIREMENT ACCOUNT

You may use the Flexible Annuity to fund the IDS Life of New York Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. You may use the PRA to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life of New York Preferred Retirement Account over a non-deductible IRA are shown below:


                                       IDS Life of New York Preferred
                                       Retirement Account                 Non-deductible IRA

Maximum amount                         $1 million initially, then         $2,000 per year ($4,000 per year
you can contribute                     $50,000 per year (spouse can       for married individuals filing
                                       have own plan and also             jointly)
                                       contribute $50,000, whether or
                                       not employed)

Highest age you                        The later of age 85 or the 10th    701/2years old
can contribute                         contract anniversary

Types of income                        Any type: wages, investment        Generally limited to income from
you can contribute                     income, gifts, inheritance, etc.   employment

Records you                            None required, but IDS Life of     You must keep all records
must keep                              New York furnishes you regular     yourself
                                       reports for your files

Reports you must                       None                               You must report all
file with the IRS                                                         contributions and withdrawals
                                                                          each year

Age at which you                       The later of age 85 or the 10th    701/2years old
must begin withdrawals                 contract anniversary

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The variable accounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the variable accounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the variable accounts), calculated according to the following formula:
                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 1999


Variable Account   Investing In:                       1 Year          5 Years        10 Years         Since
                                                                                                    Inception

                   AXPSM Variable Portfolio
 5                   Bond Fund (10/81)*                 -6.37%           5.71%           7.02%           --%
 4                   Capital Resource Fund (10/81)      15.45           19.42           14.32            --
 6                   Cash Management Fund (10/81)       -3.37            2.79            3.81            --
13                   Extra Income Fund (5/96)           -1.88             --              --             2.67
12                   Global Bond Fund (5/96)           -12.42             --              --             1.18
10                   International Fund (1/92)          37.11           14.12             --            12.22
 9                   Managed Fund (4/86)                 6.64           16.24           12.37            --
14                   New Dimensions Fund (5/96)         23.63             --              --            23.98
11                   Strategy Aggressive Fund           62.27           22.90             --            15.83
                     (1/92)

*    (Commencement dates of the Funds)

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 1999

Variable Account   Investing In:                       1 Year          5 Years        10 Years      Since Inception

                   AXPSM Variable Portfolio
 5                   Bond Fund (10/81)*                  0.63%          6.81%            7.02%           --%
 4                   Capital Resource Fund (10/81)      22.45          20.10            14.32            --
 6                   Cash Management Fund (10/81)        3.63           4.01             3.81            --
13                   Extra Income Fund (5/96)            5.12            --               --             4.41
12                   Global Bond Fund (5/96)            -5.42            --               --             2.98
10                   International Fund (1/92)          44.11          14.93              --            12.22
 9                   Managed Fund (4/86)                13.64          17.00            12.37            --
14                   New Dimensions Fund (5/96)         30.63            --               --            25.04
11                   Strategy Aggressive Fund           69.27          23.51              --            15.83
                     (1/92)

*    (Commencement dates of the Funds)

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a variable account's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five, and ten year periods (or, if less, up to the life of the variable account). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and the mortality and expense risk fee.

Calculation of Yield for Variable Account Investing in Money Market Fund

Annualized Simple Yield:

For the variable account investing in the money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical variable account (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the variable account expenses accrued over the period;

(c) dividing this difference by the value of the variable account at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The variable account's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yield Based on the Seven-Day Period Ending Dec. 31, 1999


Variable Account       Investing In:                                      Simple Yield      Compound Yield
----------------       -------------                                      ------------      --------------
       6               AXPSM Variable Portfolio - Cash Management Fund        5.02%             5.14%

You must consider (when comparing an investment in variable accounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the variable account's yield fluctuates. In comparing the yield of the variable account to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Variable Accounts Investing in Income Funds

For the variable accounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The variable account earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Variable Account     Investing In:                                        Yield
       5             AXPSM Variable Portfolio - Bond Fund                  7.51%
       13            AXPSM Variable Portfolio - Extra Income Fund         11.14
       12            AXPSM Variable Portfolio - Global Bond Fund           5.65

The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote variable account performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Accounts

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor my be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable accounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency                    Rating

      A.M. Best                  A+ (Superior)
-----------------------

    Duff & Phelps                     AAA
-----------------------

       Moody's                  Aa2 (Excellent)

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

Moody's excellent rating reflects our leadership position in financial planning, strong asset, liability management and good capitalization. IDS Life of New York has a strong market focus and greatly emphasizes quality service. This information applies only to fixed products invested in IDS Life of New York's General Account and reflects IDS Life of New York's ability to fulfill its obligations under its contracts. This information does not relate to the management and performance of the separate account assets associated with IDS Life of New York's variable products.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

Surrender charges received by IDS Life of New York for the last three years aggregated total $993,347, $886,431 and $688,445, respectively.

Commissions paid by IDS Life of New York for the last three years aggregated total $957,659, $1,115,312 and $1,067,783, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life of New York Accounts 5, 4, 6, 13, 12, 10, 9, 14, and 11

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of IDS Life of New York Accounts 5, 4, 6, 13, 12, 10, 9, 14, and 11 as of December 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of IDS Life of New York Accounts 5, 4, 6, 13, 12, 10, 9, 14, and 11 at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

IDS Life of New York  Accounts 5, 4, 6, 13, 12, 10, 9, 14 and 11  Statements  of
Net Assets
December 31, 1999
                                                                             Segregated Asset Account
Assets                                                 5               4                  6              13               12
Investments in shares of mutual funds:
  at cost                                         $ 74,484,500    $205,528,285       $ 14,051,792   $ 23,018,716      $ 6,785,649
                                                  ------------    ------------       ------------   ------------      -----------
  at market value                                 $ 69,000,549    $292,003,410       $ 14,051,629   $ 19,981,229      $ 6,401,002
Dividends receivable                                   428,370              --             62,888        182,186           30,041
Accounts receivable from IDS Life of New York
for contract purchase payments                              --          29,718             14,149             --               --
                                                        ------         ------             -------        -------           ------
Total assets                                        69,428,919     292,033,128         14,128,666     20,163,415        6,431,043
                                                    ==========     ===========         ==========     ==========        =========

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                        59,277         248,346             11,997         17,230            5,498
  Contract terminations                                126,423              --                 --         12,918            5,197
                                                       -------         -------             ------         ------            -----
Total liabilities                                      185,700         248,346             11,997         30,148           10,695
                                                       -------         -------             ------         ------           ------
Net assets applicable to
contracts in accumulation period                  $ 68,975,287    $290,992,967       $ 14,066,686   $ 19,956,913      $ 6,401,771
Net assets applicable to
contracts in payment period                            267,932         791,815             49,983        176,354           18,577
                                                       =======         =======             ======        =======           ======
Total net assets                                  $ 69,243,219    $291,784,782       $ 14,116,669   $ 20,133,267      $ 6,420,348
                                                  ============    ============       ============   ============      ===========
Accumulation units outstanding                      16,986,924      33,850,085          5,998,881     17,002,767        5,735,295
                                                    ==========      ==========          =========     ==========        =========
Net asset value per accumulation unit                   $ 4.06          $ 8.60             $ 2.34         $ 1.17           $ 1.12
                                                        ======          ======             ======         ======           ======

                                                                                                                         Combined
                                                                                                                         Variable
Assets                                                10                9                  14             11             Accounts
Investments in shares of mutual funds:
  at cost                                       $101,703,473      $209,196,835       $118,480,630    $117,053,694   $ 870,303,574
                                                ------------      ------------       ------------    ------------   -------------
  at market value                               $149,190,875      $277,014,371       $202,348,852    $200,205,582  $1,230,197,499
Dividends receivable                                      --                --                 --              --         703,485
Accounts receivable from IDS Life of New York
for contract purchase payments                            --                --             83,261              --         127,128
                                                     -------           ------         -----------        --------   -------------
Total assets                                     149,190,875       277,014,371        202,432,113     200,205,582   1,231,028,112
                                                 ===========       ===========        ===========     ===========   =============

Liabilities
Payable to IDS Life of New York for:
  Mortality and expense risk fee                     126,892           236,895            171,393         169,907       1,047,435
  Contract terminations                               33,590            12,409                 --          23,120         213,657
                                                      ------            ------            -------          ------         -------
Total liabilities                                    160,482           249,304            171,393         193,027       1,261,092
                                                     -------           -------            -------         -------       ---------
Net assets applicable to
contracts in accumulation period                $148,707,273      $274,572,162       $201,590,160    $199,470,851  $1,224,734,070
Net assets applicable to
contracts in payment period                          323,120         2,192,905            670,560         541,704       5,032,950
                                                     =======         =========            =======         =======       =========
Total net assets                                $149,030,393      $276,765,067       $202,260,720    $200,012,555  $1,229,767,020
                                                ============      ============       ============    ============  ==============
Accumulation units outstanding                    59,132,396        59,964,826         88,672,565      61,637,882
                                                  ==========        ==========         ==========      ==========
Net asset value per accumulation unit                 $ 2.51            $ 4.58             $ 2.27          $ 3.24
                                                      ======            ======             ======          ======

See accompanying notes to financial statements.



IDS Life of New York  Accounts 5, 4, 6, 13, 12, 10, 9, 14 and 11
Statements  of Operations
Year ended December 31, 1999
                                                                        Segregated Asset Account
Investment income                               5                   4                   6               13                  12
Dividend income from mutual funds          $ 5,235,740        $ 26,642,461          $ 672,940      $ 2,054,441           $ 324,670
Mortality and expense risk fee                 761,772           2,706,006            145,877          208,366              69,286
                                               -------           ---------            -------          -------              ------
Investment income (loss) - net               4,473,968          23,936,455            527,063        1,846,075             255,384
                                             =========          ==========            =======        =========             =======
Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in mutual funds:
  Proceeds from sales                       14,394,838          34,832,786         11,899,735        3,308,942           1,451,114
  Cost of investments sold                  15,296,176          24,901,663         11,899,920        3,732,898           1,489,266
                                            ----------          ----------         ----------        ---------           ---------
Net realized gain (loss) on investments       (901,338)          9,931,123               (185)        (423,956)            (38,152)
Net change in unrealized appreciation
or depreciation of investments              (3,116,811)         21,788,236             (1,006)        (380,950)           (602,887)
                                            ----------          ----------             ------         --------            --------
Net gain (loss) on investments              (4,018,149)         31,719,359             (1,191)        (804,906)           (641,039)
                                            ----------          ----------             ------         --------            --------
Net increase (decrease) in net assets
resulting from operations                    $ 455,819        $ 55,655,814          $ 525,872      $ 1,041,169          $ (385,655)
                                             =========        ============          =========      ===========          ==========

                                                                                                                          Combined
                                                                                                                          Variable
Investment income                              10                  9                  14               11                 Accounts
Dividend income from mutual funds        $ 19,445,419        $ 18,406,974        $ 2,019,047      $ 14,301,822        $ 89,103,514
Mortality and expense risk fee              1,235,996           2,713,021          1,607,311         1,438,995          10,886,630
                                            ---------           ---------          ---------         ---------          ----------
Investment income (loss) - net             18,209,423          15,693,953            411,736        12,862,827          78,216,884
                                           ==========          ==========            =======        ==========          ==========
Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on
sales of investments in mutual funds:
  Proceeds from sales                      17,845,574          34,878,806          5,076,717        27,674,091         151,362,603
  Cost of investments sold                 13,133,420          26,768,538          3,352,079        22,504,320         123,078,280
                                           ----------          ----------          ---------        ----------         -----------
Net realized gain (loss) on investments     4,712,154           8,110,268          1,724,638         5,169,771          28,284,323
Net change in unrealized appreciation
or depreciation of investments             24,260,423          11,152,522         43,605,464        65,530,442         162,235,433
                                           ----------          ----------         ----------        ----------         -----------
Net gain (loss) on investments             28,972,577          19,262,790         45,330,102        70,700,213         190,519,756
                                           ----------          ----------         ----------        ----------         -----------
Net increase (decrease) in net assets
resulting from operations                $ 47,182,000        $ 34,956,743       $ 45,741,838      $ 83,563,040       $ 268,736,640
                                         ============        ============       ============      ============       =============

See accompanying notes to financial state


IDS Life of New York  Accounts 5, 4, 6, 13, 12, 10, 9, 14 and 11

Statements  of Changes in Net Assets
Year ended December 31, 1998
                                                                             Segregated Asset Account
Operations                                            5                4                 6                13                12
Investment income (loss) - net                   $ 5,539,046     $ 17,055,041         $ 458,514       $ 1,847,957        $ 312,912
Net realized gain (loss) on investments              117,539        5,119,077              (182)          (61,843)          12,567
Net change in unrealized appreciation or
depreciation of investments                       (5,140,132)      29,118,857               181        (3,028,865)         137,901
                                                  ----------       ----------               ---        ----------          -------
Net increase (decrease) in net assets
resulting from operations                            516,453       51,292,975           458,513        (1,242,751)         463,380
                                                     =======       ==========           =======        ==========          =======
Contract transactions
Contract purchase payments                         1,840,758        5,806,702           956,679           726,812          184,571
Net transfers*                                      (375,040)      (6,960,384)        6,084,219         6,954,351        1,374,494
Transfers for policy loans                            66,124          335,008            18,595            45,712            4,720
Annuity payments                                     (24,593)         (33,467)           (7,793)           (6,630)            (957)
Contract charges                                     (55,442)        (183,200)           (6,179)           (9,699)          (3,626)
Contract terminations:
  Surrender benefits                              (7,601,592)     (20,902,820)       (2,732,124)       (1,696,921)        (801,371)
  Death benefits                                    (474,110)        (890,715)         (178,740)          (52,222)         (35,368)
                                                    --------         --------          --------           -------          -------
Increase (decrease) from contract transactions    (6,623,895)     (22,828,876)        4,134,657         5,961,403          722,463
                                                  ----------      -----------         ---------         ---------          -------
Net assets at beginning of year                   88,078,813      238,225,632        10,189,274        15,253,010        6,156,778
                                                  ----------      -----------        ----------        ----------        ---------
Net assets at end of year                       $ 81,971,371    $ 266,689,731      $ 14,782,444      $ 19,971,662      $ 7,342,621
                                                ============    =============      ============      ============      ===========
Accumulation unit activity
Units outstanding at beginning of year            21,881,898       41,665,709         4,651,207        12,893,865        5,577,842
Contracts purchase payments                          454,462          941,002           431,786           615,020          162,582
Net transfers*                                       (69,146)      (1,145,728)        2,739,126         5,799,100        1,212,905
Transfers for policy loans                            16,310           54,236             8,363            40,113            4,142
Contract charges                                     (13,768)         (30,078)           (2,864)           (8,294)          (3,201)
Contract terminations:
  Surrender benefits                              (1,891,374)      (3,392,227)       (1,231,612)       (1,477,128)        (703,177)
  Death benefits                                    (116,578)        (145,535)          (80,803)          (42,590)         (30,914)
                                                    --------         --------           -------           -------          -------
Units outstanding at end of year                  20,261,804       37,947,379         6,515,203        17,820,086        6,220,179
                                                  ==========       ==========         =========        ==========        =========

                                                                                                                          Combined
                                                                                                                          Variable
Operations                                           10                9                14                11              Accounts
Investment income (loss) - net                     $ 375,175     $ 27,743,425        $ (406,327)      $ 7,655,955     $ 35,681,140
Net realized gain (loss) on investments            2,492,427        5,604,108           663,624         2,115,562       10,888,288
Net change in unrealized appreciation or
depreciation of investments                       13,306,339        2,865,218        26,290,819        (7,859,696)      34,740,581
                                                  ----------        ---------        ----------        ----------       ----------
Net increase (decrease) in net assets
resulting from operations                         16,173,941       36,212,751        26,548,116         1,911,821       81,310,009
                                                  ==========       ==========        ==========         =========       ==========
Contract transactions
Contract purchase payments                         3,454,091        5,851,798         5,409,816         4,421,131       19,321,407
Net transfers*                                    (6,922,424)      (2,948,412)       19,608,356        (3,672,384)       7,439,630
Transfers for policy loans                           132,624          334,952           167,119           184,854          824,269
Annuity payments                                      (8,688)        (129,461)          (19,486)          (10,778)        (169,370)
Contract charges                                     (86,302)        (188,565)          (71,125)         (103,367)        (452,985)
Contract terminations:
  Surrender benefits                             (10,283,583)     (24,128,680)       (7,845,925)      (11,661,490)     (54,721,049)
  Death benefits                                    (530,518)      (1,575,260)         (424,337)         (429,170)      (2,994,653)
                                                    --------       ----------          --------          --------       ----------
Increase (decrease) from contract transactions   (14,244,800)     (22,783,628)       16,824,418       (11,271,204)     (30,752,751)
                                                 -----------      -----------        ----------       -----------      -----------
Net assets at beginning of year                  115,384,995      259,797,518        88,379,097       150,224,851      619,943,239
                                                 -----------      -----------        ----------       -----------      -----------
Net assets at end of year                      $ 117,314,136    $ 273,226,641     $ 131,751,631     $ 140,865,468    $ 670,500,497
                                               =============    =============     =============     =============    =============
Accumulation unit activity
Units outstanding at beginning of year            75,831,387       73,556,872        64,612,620        79,813,154
Contracts purchase payments                        2,051,106        1,682,384         3,607,051         2,347,838
Net transfers*                                    (4,297,233)        (792,578)       12,837,578        (2,150,607)
Transfers for policy loans                            78,001           89,491           110,016            97,253
Contract charges                                     (51,807)         (51,081)          (47,826)          (55,790)
Contract terminations:
  Surrender benefits                              (6,103,008)      (6,626,757)       (5,260,281)       (6,207,104)
  Death benefits                                    (310,270)        (430,489)         (278,134)         (235,211)
                                                    --------         --------          --------          --------
Units outstanding at end of year                  67,198,176       67,427,842        75,581,024        73,609,533
                                                  ==========       ==========        ==========        ==========


*Includes transfer activity from (to) other accounts and transfers from (to) IDS
Life of New York's fixed account.
See accompanying notes to financial statements.


IDS Life of New York Accounts 5, 4, 6, 13, 12, 10, 9, 14, and 11

Notes to Financial Statements
1. ORGANIZATION

IDS Life of New York Accounts 5, 4, 6, 13, 12, 10, 9, 14, and 11 (collectively, the Accounts) were established under New York law as segregated asset accounts of IDS Life Insurance Company of New York (IDS Life of New York). The Accounts are registered together as a single unit investment trust under the Investment
Company Act of 1940, as amended (the 1940 Act). Accounts 5, 4 and 6 were established on Nov. 12, 1981 and commenced operations on Oct. 25, 1982. Account
9 was  established on Feb. 12, 1986 and commenced  operations on April 30, 1986.
Accounts 10 and 11 were established on Oct. 8, 1991 and commenced operations on Jan. 13, 1992. Accounts 13, 12 and 14 were established on April 17, 1996 and commenced operations on April 30, 1996.

Each Account invests exclusively in shares of the following funds (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified  for Global Bond) open-end management  investment companies and have the following investment managers.

Account        Invests exclusively in shares of                            Investment Manager
5              AXPSM Variable Portfolio-- Bond Fund                        IDS Life Insurance Company 1
4              AXPSM Variable Portfolio-- Capital Resource Fund            IDS Life Insurance Company 1
6              AXPSM Variable Portfolio-- Cash Management Fund             IDS Life Insurance Company 1
13             AXPSM Variable Portfolio-- Extra Income Fund                IDS Life Insurance Company 1
12             AXPSM Variable Portfolio-- Global Bond Fund                 IDS Life Insurance Company 1
10             AXPSM Variable Portfolio-- International Fund               IDS Life Insurance Company 2
9              AXPSM Variable Portfolio-- Managed Fund                     IDS Life Insurance Company 1
14             AXPSM Variable Portfolio-- New Dimensions Fund(R)           IDS Life Insurance Company 1
11             AXPSM Variable Portfolio-- Strategy Aggressive Fund         IDS Life Insurance Company 1

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment  advisor.   American  Express  Asset  Management
International Inc. is the sub-investment advisor.

The assets of the Accounts are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the Accounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the Accounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life of New York is taxed as a life insurance company. The Accounts are treated as part of IDS Life of New York for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Accounts.

3. MORTALITY AND EXPENSE RISK FEE

IDS Life of New York makes contractual assurances to the Accounts that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Accounts. The mortality and expense risk fee paid to IDS Life of New York is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the Accounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual  charge of $20 is deducted  from the contract  value of each  Variable
Retirement Annuity contract. An annual charge of $30 is deducted from the contract value of each Combination Retirement Annuity contract. An annual charge of $30 is deducted from the certificate value of each Employee Benefit Annuity
Certificate. A quarterly charge of $6 is deducted from the contract value of each Flexible Annuity contract. The annual charges are deducted at contract or certificate year end and the quarterly charges are deducted at contract quarter end, during the accumulation period, for administrative services provided to the Accounts by IDS Life of New York.

A contingent deferred sales charge (surrender charge) will be imposed upon:

a) certain Variable Retirement Annuity contract surrenders during the first seven years,

b) Combination Retirement Annuity contract surrenders during the first eleven years,

c) Employee Benefit Annuity Certificate surrenders during the first eleven years, and

d) Flexible Annuity contract surrenders of amounts other than those representing earnings or those representing purchase payments six contract years old or more.

Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $993,347 in 1999 and $886,431 in 1998. Such charges are not treated as a separate expense of the Accounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

5. INVESTMENT IN SHARES

The Accounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Account   Investment                                                  Shares            NAV
5         AXPSM Variable Portfolio-- Bond Fund                     6,543,971         $10.54
4         AXPSM Variable Portfolio-- Capital Resource Fund         8,022,991          36.40
6         AXPSM Variable Portfolio-- Cash Management Fund         14,052,990           1.00
13        AXPSM Variable Portfolio-- Extra Income Fund             2,329,902           8.58
12        AXPSM Variable Portfolio-- Global Bond Fund                660,542           9.69
10        AXPSM Variable Portfolio-- International Fund            7,697,185          19.38
9         AXPSM Variable Portfolio-- Managed Fund                 13,979,262          19.82
14        AXPSM Variable Portfolio-- New Dimensions Fund(R)        8,852,824          22.86
11        AXPSM Variable Portfolio-- Strategy Aggressive Fund      8,371,240          23.92

6. INVESTMENT TRANSACTIONS

The Accounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                               Year ended Dec. 31,
Account          Investment                                                  1999                1998
5                AXPSM Variable Portfolio-- Bond Fund                    $ 5,442,164         $ 7,811,731
4                AXPSM Variable Portfolio-- Capital Resource Fund         28,427,106          18,946,281
6                AXPSM Variable Portfolio-- Cash  Management Fund         11,218,582          12,279,652
13               AXPSM Variable Portfolio-- Extra Income Fund              4,123,415           8,557,305
12               AXPSM Variable Portfolio-- Global Bond Fund               1,150,534           1,863,251
10               AXPSM Variable Portfolio-- International Fund            20,749,736           1,364,968
9                AXPSM Variable Portfolio-- Managed Fund                  19,403,746          28,913,799
14               AXPSM Variable Portfolio-- New  Dimensions Fund(R)       30,343,836          20,674,399
11               AXPSM Variable Portfolio-- Strategy Aggressive Fund      16,314,514          10,432,973
                 Combined Variable Accounts                             $137,173,633        $110,844,359

7. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life of New York and the Accounts. All of the major systems used by IDS Life of New York and the Accounts are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life of New York's and the Accounts' businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to IDS Life of New York and the Accounts, was conducted to identify the major systems that could be affected by the Year 2000 issue.
Steps were taken to resolve any potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of third parties whose system failures could have an impact on IDS Life of New York's and the Accounts' operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on IDS Life of New York's and the Accounts' business, results of operations, or financial condition as a result of the Year 2000 issue.


IDS LIFE INSURANCE COMPANY OF NEW YORK
FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK
We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP
February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-1

IDS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

DECEMBER 31, ($ THOUSANDS)                   1999         1998
 ASSETS
-----------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
    (fair value:
    1999, $432,004; 1998, $503,909)       $  434,343   $  473,592
    Available for sale, at fair value
    (amortized cost:
    1999, $579,014; 1998, $561,325)          555,574      578,591
-----------------------------------------------------------------
                                             989,917    1,052,183
Mortgage loans on real estate                154,062      166,835
Policy loans                                  27,528       25,421
Other investments                                 --          566
-----------------------------------------------------------------
    Total investments                      1,171,507    1,245,005
Cash and cash equivalents                      8,131        3,007
Amounts recoverable from reinsurers            6,914        4,077
Accounts receivable                              567          842
Premiums due                                     199          204
Accrued investment income                     18,365       19,893
Deferred policy acquisition costs            136,229      129,477
Deferred income taxes                          3,881           --
Other assets                                     723        1,042
Separate account assets                    1,957,703    1,491,679
-----------------------------------------------------------------
Total assets                              $3,304,219   $2,895,226
-----------------------------------------------------------------

 LIABILITIES AND STOCKHOLDER'S EQUITY
-----------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities                           $  821,992   $  875,507
Universal life-type insurance                156,420      152,195
Traditional life, disability income and
  long-term care insurance                    64,278       55,910
Policy claims and other policyholders'
  funds                                        2,584        3,105
Deferred income taxes                             --        7,912
Amounts due to brokers                            --        4,507
Other liabilities                             21,432       24,945
Separate account liabilities               1,957,703    1,491,679
-----------------------------------------------------------------
Total liabilities                          3,024,409    2,615,760
-----------------------------------------------------------------
Stockholder's equity:
  Capital stock, $10 par value per
  share;
200,000 shares authorized, issued and
  outstanding                                  2,000        2,000
Additional paid-in capital                    49,000       49,000
Accumulated other comprehensive (loss)
  income:
Net unrealized securities (losses) gains     (14,966)      11,014
-----------------------------------------------------------------
Retained earnings                            243,776      217,452
-----------------------------------------------------------------
Total stockholder's equity                   279,810      279,466
-----------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $3,304,219   $2,895,226
=================================================================

See accompanying notes.

--------------------------------------------------------------------------------

F-2      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999       1998       1997
 REVENUES:
--------------------------------------------------------------------------------------------
Traditional life, disability income and long-term care
  insurance premiums                                          $ 15,613   $ 13,852   $ 12,376
Policyholder and contractholder charges                         22,502     20,467     18,319
Mortality and expense risk fees                                 17,019     13,980     11,312
Net investment income                                           95,514    100,871    106,274
Net realized gains on investments                                1,386      2,163        547
--------------------------------------------------------------------------------------------
Total revenues                                                 152,034    151,333    148,828
--------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSE:
--------------------------------------------------------------------------------------------
Death and other benefits:
Traditional life, disability income and long-term care
  insurance                                                      5,579      5,553      3,633
Universal life-type insurance and investment contracts           6,313      4,320      3,852
Increase in liabilities for future policy benefits for for
  traditional life, disability income and long-term care
  insurance                                                      6,098      3,662      3,979
Interest credited on universal life-type insurance and
  investment contracts                                          50,767     55,073     62,294
Amortization of deferred policy acquisition costs               15,787     18,362     17,201
Other insurance and operating expenses                           9,925      8,917     10,220
--------------------------------------------------------------------------------------------
Total benefits and expenses                                     94,469     95,887    101,179
--------------------------------------------------------------------------------------------
Income before income taxes                                      57,565     55,446     47,649
Income taxes                                                    19,241     19,098     16,471
--------------------------------------------------------------------------------------------
Net income                                                    $ 38,324   $ 36,348   $ 31,178
============================================================================================

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-3

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                            ACCUMULATED
                                                                                               OTHER
                                                        TOTAL                  ADDITIONAL  COMPREHENSIVE
                                                    STOCKHOLDER'S   CAPITAL     PAID-IN    (LOSS) INCOME,   RETAINED
THREE YEARS ENDED DECEMBER 31, 1999 ($ THOUSANDS)      EQUITY        STOCK      CAPITAL      NET OF TAX     EARNINGS
 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996                            $ 229,863     $ 2,000     $ 49,000       $  6,937     $171,926
Net income                                               31,178          --           --             --       31,178
Unrealized holding gains arising during the year,
  net of deferred policy acquisition costs of ($1)
  and taxes of ($3,412)                                   6,337          --           --          6,337           --
Reclassification adjustment for gains included in
  net income, net of tax of $54                             (99)         --           --            (99)          --
Other comprehensive income                                6,238          --           --          6,238           --
---------------------------------------------------------------------------------------------------------------------
Comprehensive income                                     37,416                                      --           --
Cash dividends to parent                                (10,000)         --           --             --      (10,000)
---------------------------------------------------------------------------------------------------------------------

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                              257,279       2,000       49,000         13,175      193,104
Net income                                               36,348          --           --             --       36,348
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $22
  and taxes of $1,415                                    (2,628)         --           --         (2,628)          --
Reclassification adjustment for losses included in
  net income, net of tax of ($252)                          467          --           --            467           --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                 (2,161)         --           --         (2,161)          --
Comprehensive income                                     34,187                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452

 COMPREHENSIVE INCOME:
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                              279,466       2,000       49,000         11,014      217,452
Net income                                               38,324          --           --             --       38,324
Unrealized holding losses arising during the year,
  net of deferred policy acquisition costs of $737
  and of taxes of $13,537                               (25,140)         --           --        (25,140)          --
Reclassification adjustment for gains included in
  net income, net of tax of $452                           (840)         --           --           (840)          --
---------------------------------------------------------------------------------------------------------------------
Other comprehensive loss                                (25,980)         --           --        (25,980)          --
Comprehensive income                                     12,344                                      --           --
---------------------------------------------------------------------------------------------------------------------
Cash dividends to parent                                (12,000)         --           --             --      (12,000)
---------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                            $ 279,810     $ 2,000     $ 49,000       $(14,966)    $243,776
---------------------------------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

F-4      IDS LIFE INSURANCE COMPANY OF NEW YORK

IDS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, ($ THOUSANDS)                          1999        1998        1997
 CASH FLOWS FROM OPERATING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Net income                                                    $  38,324   $  36,348   $  31,178
Adjustments to reconcile net income to net cash provided by
  operating activities:
Policy loans, excluding universal life-type insurance:
Issuance                                                         (3,063)     (3,110)     (3,073)
Repayment                                                         2,826       2,660       1,897
Change in accrued investment income                               1,528         312         863
Change in amounts recoverable from reinsurer                     (2,837)     (1,760)     (1,345)
Change in premiums due                                                5         (12)        (50)
Change in accounts receivable                                       275        (119)        218
Change in other assets                                              319         (47)        (95)
Change in deferred policy acquisition costs, net                 (6,015)     (2,841)     (7,431)
Change in liabilities for future policy benefits for
  traditional life, disability income and long-term care
  insurance                                                       8,368       5,441       5,131
Change in policy claims and other policyholders' funds             (522)       (908)        858
Deferred income tax provision (benefit)                           2,196      (2,369)       (960)
Change in other liabilities                                      (3,513)     (3,986)      3,468
Accretion of discount, net                                       (1,794)       (342)       (352)
Net realized gain on investments                                 (1,386)     (2,163)       (547)
Policyholder and contractholder charges, non-cash                (9,875)     (9,661)     (8,772)
Other, net                                                        1,859         118         715
-----------------------------------------------------------------------------------------------
Net cash provided by operating activities                     $  26,695   $  17,561   $  21,703

 CASH FLOWS FROM INVESTING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Fixed maturities held to maturity:
Maturities, sinking fund payments and calls                   $  37,852   $  46,629   $  36,511
Sales                                                               790      16,173      12,616
Fixed maturities available for sale:
Purchases                                                      (155,690)    (86,072)   (101,818)
Maturities, sinking fund payments and calls                      50,515      96,578      84,229
Sales                                                            89,683      13,180      27,055
Other investments, excluding policy loans:
Purchases                                                        (3,598)     (9,121)    (33,243)
Sales                                                            16,671      21,113      14,233
Change in amounts due from brokers                                   --          --         995
Change in amounts due to brokers                                 (4,507)    (24,547)     26,047
-----------------------------------------------------------------------------------------------
Net cash provided by investing activities                        31,716      73,933      66,625

 CASH FLOWS FROM FINANCING ACTIVITIES:
-----------------------------------------------------------------------------------------------
Activity related to universal life-type insurance and
  investment contracts:
Considerations received                                          68,978      76,009     112,732
Surrenders and death benefits                                  (159,161)   (205,946)   (251,259)
Interest credited to account balances                            50,767      55,073      62,294
Universal life-type insurance policy loans:
Issuance                                                         (5,057)     (5,222)     (4,848)
Repayment                                                         3,186       3,599       2,753
Cash dividend to parent                                         (12,000)    (12,000)    (10,000)
-----------------------------------------------------------------------------------------------
Net cash used in financing activities                           (53,287)    (88,487)    (88,328)
-----------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents                         5,124       3,007          --
Cash and cash equivalents at beginning of year                    3,007          --          --
-----------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                      $   8,131   $   3,007   $      --
-----------------------------------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-5

NOTES TO FINANCIAL STATEMENTS ($ THOUSANDS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gains or losses are determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral

--------------------------------------------------------------------------------

F-6      IDS LIFE INSURANCE COMPANY OF NEW YORK
values, and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Cash paid during the year for:
Income taxes                         $20,670  $22,470  $17,811
Interest on borrowings                   124    1,600    1,026

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Mortality and expense fees are received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-7
and installment annuities are amortized primarily using the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For universal life-type insurance and deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. Net unlocking adjustments in 1999, 1998 and 1997 were not significant.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 4 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company is $750 on any policy insuring a single life and $1,500 on any policy insuring a joint-life combination. Risk not retained is reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. The Company retains all disability income and waiver of premium risk. Beginning in 2000, the Company will retain all accidental death benefit risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American

--------------------------------------------------------------------------------

F-8      IDS LIFE INSURANCE COMPANY OF NEW YORK

Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $366, and $3,647, respectively, payable to IDS Life for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company had historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted"

--------------------------------------------------------------------------------

                                      IDS LIFE INSURANCE COMPANY OF NEW YORK F-9
statutory accounting practices encompass all accounting practices that are not prescribed: such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

RECLASSIFICATIONS
Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                     GROSS       GROSS
                                    AMORTIZED      UNREALIZED  UNREALIZED      FAIR
HELD TO MATURITY                      COST           GAINS       LOSSES        VALUE
----------------------------------------------------------------------------------------
U.S. Government agency
  obligations                       $  2,490        $    20     $   150      $  2,360
Corporate bonds and
  obligations                        384,241          6,066       7,058       383,249
Mortgage-backed securities            47,612            103       1,320        46,395
----------------------------------------------------------------------------------------
                                    $434,343        $ 6,189     $ 8,528      $432,004
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    104    $     6     $    --    $    110
Corporate bonds and
  obligations                    374,846      2,324      20,325     356,845
Mortgage-backed securities       204,064        580       6,025     198,619
----------------------------------------------------------------------------
                                $579,014    $ 2,910     $26,350    $555,574
----------------------------------------------------------------------------
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-10      IDS LIFE INSURANCE COMPANY OF NEW YORK

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  2,871    $   159     $    --    $  3,030
Corporate bonds and
  obligations                    417,648     29,795         474     446,969
Mortgage-backed securities        53,073        844           7      53,910
----------------------------------------------------------------------------
                                $473,592    $30,798     $   481    $503,909
----------------------------------------------------------------------------
----------------------------------------------------------------------------

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
AVAILABLE FOR SALE                COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
State and municipal
  obligations                   $    105    $     9     $    --    $    114
Corporate bonds and
  obligations                    336,985     15,939       6,296     346,628
Mortgage-backed securities       224,235      7,614          --     231,849
----------------------------------------------------------------------------
                                $561,325    $23,562     $ 6,296    $578,591
----------------------------------------------------------------------------
----------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AMORTIZED    FAIR
HELD TO MATURITY                                   COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,966   $ 15,118
Due from one to five years                        213,933    214,972
Due from five to ten years                        111,707    111,314
Due in more than ten years                         46,125     44,205
Mortgage-backed securities                         47,612     46,395
--------------------------------------------------------------------
                                                 $434,343   $432,004
--------------------------------------------------------------------
--------------------------------------------------------------------

                                                 AMORTIZED    FAIR
AVAILABLE FOR SALE                                 COST      VALUE
--------------------------------------------------------------------
Due in one year or less                          $ 14,422   $ 14,657
Due from one to five years                         37,204     37,477
Due from five to ten years                        214,169    203,150
Due in more than ten years                        109,155    101,671
Mortgage-backed securities                        204,064    198,619
--------------------------------------------------------------------
                                                 $579,014   $555,574
--------------------------------------------------------------------
--------------------------------------------------------------------

During the years ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $790, $16,175 and $12,737, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

Fixed maturities available for sale were sold during 1999 with proceeds of $89,683 and gross realized gains and losses of $1,917 and $625, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $13,180 and gross realized gains and

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-11
losses of $1,159 and $440, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $27,055 and gross realized gains and losses of $461 and $309, respectively.

At December 31, 1999, bonds carried at $254 were on deposit with the state of New York as required by law.

At December 31, 1999, investments in fixed maturities comprised 85 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $147 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1999        1998
----------------------------------------------------------------
Aaa/AAA                                   $  250,577  $  280,669
Aa/AA                                         12,992      15,815
Aa/A                                          25,489      16,327
A/A                                          150,187     151,838
A/BBB                                         68,417      68,640
Baa/BBB                                      354,331     366,776
Baa/BB                                        23,562      39,666
Below investment grade                       127,802      95,186
----------------------------------------------------------------
                                          $1,013,357  $1,034,917
----------------------------------------------------------------
----------------------------------------------------------------

At December 31, 1999, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

At December 31, 1999, approximately 13 percent of the Company's investments were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
REGION                            SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
West North Central               $ 22,686      $ --       $ 24,725      $ --
East North Central                 25,195        --         29,134        59
South Atlantic                     31,748        --         34,175       598
Middle Atlantic                    17,672        --         18,350        --
Pacific                             6,751        --          9,706        --
Mountain                           35,608        --         36,636        --
New England                         8,209        --          7,851        --
East South Central                  7,394        --          7,521        --
West South Central                      0        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

F-12      IDS LIFE INSURANCE COMPANY OF NEW YORK

                                   DECEMBER 31, 1999        DECEMBER 31, 1998
                                ON BALANCE  COMMITMENTS  ON BALANCE  COMMITMENTS
PROPERTY TYPE                     SHEET     TO PURCHASE    SHEET     TO PURCHASE
--------------------------------------------------------------------------------
Apartments                       $ 54,118      $ --       $ 59,019      $ --
Department/retail stores           49,810        --         54,018       624
Office buildings                   22,090        --         23,902        --
Industrial buildings               16,938        --         18,590        33
Nursing/retirement                  5,058        --          5,153        --
Medical buildings                   7,248        --          7,416        --
Hotels/motels                          --        --            237        --
--------------------------------------------------------------------------------
                                  155,262        --        168,335       657
Less allowance for losses           1,200        --          1,500        --
--------------------------------------------------------------------------------
                                 $154,062      $ --       $166,835      $657
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999 and 1998, the Company's recorded investment in impaired loans was $nil and $1,268, with allowances of $nil and $300, respectively. During 1999 and 1998, the average recorded investment in impaired loans was $nil and $1,282, respectively.

The Company recognized $2, $123 and $126 of interest income related to impaired loans for the years ended December 31, 1999, 1998 and 1997, respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1999    1998    1997
-----------------------------------------------------------
Balance, January 1                   $1,500  $1,500  $1,300
Provision (reduction) for
  investment losses                    (300)     --     200
-----------------------------------------------------------
Balance, December 31                 $1,200  $1,500  $1,500
-----------------------------------------------------------
-----------------------------------------------------------

Net investment income for the years ended December 31 is summarized as follows:

                                      1999      1998      1997
----------------------------------------------------------------
Interest on fixed maturities         $78,342  $ 85,164  $ 92,007
Interest on mortgage loans            12,895    14,599    14,228
Other investment income                4,764     3,365     1,715
Interest on cash equivalents             350        64        91
----------------------------------------------------------------
                                      96,351   103,192   108,041
Less investment expenses                 837     2,321     1,767
----------------------------------------------------------------
                                     $95,514  $100,871  $106,274
----------------------------------------------------------------
----------------------------------------------------------------

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-13

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                      1999    1998    1997
-----------------------------------------------------------
Fixed maturities                     $1,086  $2,018  $  844
Mortgage loans                          300      --    (200)
Other investments                        --     145     (97)
-----------------------------------------------------------
                                     $1,386  $2,163  $  547
-----------------------------------------------------------
-----------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999     1998     1997
--------------------------------------------------------------
Fixed maturities available for sale  $(40,706) $(3,347) $9,599

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ending December 31 consists of the following:

                                      1999     1998     1997
--------------------------------------------------------------
Federal income taxes:
Current                              $16,426  $20,192  $16,371
Deferred                               2,196   (2,369)    (960)
--------------------------------------------------------------
                                      18,622   17,823   15,411
State income taxes-current               619    1,275    1,060
--------------------------------------------------------------
Income tax expense                   $19,241  $19,098  $16,471
--------------------------------------------------------------
--------------------------------------------------------------

Increases (decreases) to the income tax provision applicable to pretax income based on the statutory rate are attributable to:

                                 1999              1998              1997
                           PROVISION  RATE   PROVISION  RATE   PROVISION  RATE
-------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $20,148   35.0%   $19,406   35.0%   $16,677   35.0%
Increases (decreases) are
  attributable to:
Tax-excluded interest and
  dividend income              (509)  (0.9)      (660)  (1.2)      (569)  (1.2)
State tax, net of federal
  benefit                       402    0.7        829    1.5        689    1.4
Other, net                     (800)  (1.4)      (477)  (0.9)      (326)  (0.6)
-------------------------------------------------------------------------------
Total income taxes          $19,241   33.4%   $19,098   34.4%   $16,471   34.6%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 1999, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

--------------------------------------------------------------------------------

F-14      IDS LIFE INSURANCE COMPANY OF NEW YORK

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $28,245  $29,318
Investments                                 6,980       --
Other                                       6,690    6,502
----------------------------------------------------------
Total deferred income tax assets           41,915   35,820
----------------------------------------------------------
----------------------------------------------------------
Deferred income tax liabilities:
Deferred policy acquisition costs          38,033   36,673
Investments                                    --    7,059
----------------------------------------------------------
Total deferred income tax liabilities      38,033   43,732
----------------------------------------------------------
Net deferred income tax assets
  (liabilities)                           $ 3,882  ($7,912)
----------------------------------------------------------
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $155,952 and $132,702 as of December 31, 1999 and 1998, respectively (see Note 3 with respect to the income tax effect of certain distributions and Note 11 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

BENEFIT PLANS

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $27, $37 and $39 in 1999, 1998 and 1997, respectively.

The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1999, 1998 and 1997, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,446, $1,480 and $1,965, respectively. Such costs are included in deferred policy acquisition costs.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $218, $252 and $312, respectively.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-15

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

6. INCENTIVE PLAN AND RELATED PARTY OPERATING EXPENSES

The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1999, 1998 and 1997 were $96, $140 and $1,490, respectively. Such costs are included in deferred policy acquisition costs.

Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $13,042, $9,403 and $11,589 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

7. COMMITMENTS AND CONTINGENCIES

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

At December 31, 1999 and 1998, traditional life insurance and universal life-type insurance in force aggregated $5,448,451 and $4,941,727 respectively, of which $272,276 and $248,280 were reinsured at the respective year ends.

In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $150, $134 and $115 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries under the terms of this reinsurance agreement were $nil, $nil and $963 in 1999, 1998 and 1997, respectively.

Premiums ceded to reinsurers other than IDS Life amounted to $2,873, $2,178 and $1,583 for the years ended December 31, 1999, 1998 and 1997, respectively. Claim recoveries from reinsurers other than IDS Life amounted to $473, $228 and $1,366 for the years ended December 31, 1999, 1998 and 1997, respectively.

Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $237,038 and $267,806 at December 31, 1999 and 1998, respectively. The accompanying statement of income includes premiums of $nil for the years ended December 31, 1999, 1998 and 1997, and decreases in liabilities for future policy benefits of $1,277, $1,742 and $1,889 related to this agreement for the years ended December 31, 1999, 1998 and 1997, respectively.

--------------------------------------------------------------------------------

F-16      IDS LIFE INSURANCE COMPANY OF NEW YORK

8. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $25,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

9. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. The Company's counterpart is rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

The Company's holdings of derivative financial instruments are as follows:

                                           NOTIONAL    CARRYING      FAIR     TOTAL CREDIT
DECEMBER 31, 1999                           AMOUNT      AMOUNT      VALUE       EXPOSURE
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $ --        $ --         $ --
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

DECEMBER 31, 1998
------------------------------------------------------------------------------------------
Assets:
  Interest rate caps                       $200,000      $566        $ 2          $ 2
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire in the year 2000.

Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-17

10. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL ASSETS                  AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Investments:
  Fixed maturities (Note 2):
    Held to maturity            $  434,343  $  432,004  $  473,592  $  503,909
    Available for sale             555,574     555,574     578,591     578,591
  Mortgage loans on real
    estate (Note 2)                154,062     152,942     166,835     178,559
  Other:
    Derivative financial
      instruments (Note 9)              --          --         566           2
    Separate accounts assets
      (Note 1)                   1,957,703   1,957,703   1,491,679   1,491,679

                                         1999                    1998
                                 CARRYING      FAIR      CARRYING      FAIR
FINANCIAL LIABILITIES             AMOUNT      VALUE       AMOUNT      VALUE
------------------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $  732,752  $  715,213  $  788,780  $  765,430
Separate account liabilities     1,722,028   1,668,067   1,355,430   1,302,422

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $83,646 and $81,358, respectively, and policy loans of $5,594 and $5,369, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

At December 31, 1999 and 1998, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $235,675 and $136,249, respectively.

--------------------------------------------------------------------------------

F-18      IDS LIFE INSURANCE COMPANY OF NEW YORK

11. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998      1997
-----------------------------------------------------------------
Net income, per accompanying
  financial statements               $ 38,324  $ 36,348  $ 31,178
Deferred policy acquisition costs      (6,015)   (2,841)   (7,432)
Adjustments of future policy
  benefit liabilities                  (4,615)   (6,199)   (4,928)
Deferred income tax benefit             2,196    (2,369)     (960)
Provision for losses on investments      (161)      862       296
IMR gain/loss transfer and
  amortization                           (154)   (1,451)     (119)
Adjustment to separate account
  reserves                              5,498     2,767    10,267
Other, net                                766      (350)      430
-----------------------------------------------------------------
Net income, on basis of statutory
  accounting practices               $ 35,839  $ 26,767  $ 28,732
-----------------------------------------------------------------
-----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $279,810  $279,466  $257,279
Deferred policy acquisition costs    (136,229) (129,477) (126,614)
Adjustments of future policy
  benefit liabilities                   2,845     4,697     9,452
Deferred income taxes                  (3,881)    7,912    11,445
Asset valuation reserve               (16,164)  (15,516)  (16,698)
Adjustments of separate account
  liabilities                          61,721    56,223    53,456
Adjustments of investments to
  amortized cost                       23,440   (17,266)  (20,613)
Premiums due, deferred and advance      1,485     1,381     1,237
Deferred revenue liability              3,021     2,482     1,941
Allowance for losses                    1,200     1,500     1,645
Non-admitted assets                      (421)     (450)     (552)
Interest maintenance reserve           (3,155)   (3,001)   (1,551)
Other, net                             (5,416)   (2,915)   (1,463)
-----------------------------------------------------------------
Stockholder's equity, on basis of
  statutory accounting practices     $208,256  $185,036  $168,963
-----------------------------------------------------------------
-----------------------------------------------------------------

12. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

--------------------------------------------------------------------------------

                                     IDS LIFE INSURANCE COMPANY OF NEW YORK F-19

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

F-20      IDS LIFE INSURANCE COMPANY OF NEW YORK

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement.

         IDS Life of New York Accounts 4,10,11,5,6,9,12,13 and 14

                  Statements of Net Assets at Dec. 31, 1999.
                  Statements of Operations for the year ended Dec. 31, 1999. Statements of Changes in Net Assets for the years ended
                    Dec. 31, 1999 and Dec. 31, 1998.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated March 17, 2000.

         IDS Life Insurance Company of New York:

                  Balance Sheets at Dec. 31, 1999 and 1998.
                  Statements of Income for the years ended Dec. 31, 1999, 1998, and 1997.
                  Statements of Cash Flows for the years ended Dec. 31, 1999,
                    1998, and 1997.
                  Notes to Financial Statements.
                  Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity and Life Insurance Distribution  Agreement,  filed
     electronically  as  Exhibit  3  to   Post-Effective   Amendment  No.  9  to
     Registration Statement No. 33-4174, is incorporated herein by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Revised Charter of IDS Life of New York dated April, 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

6.2  By-Laws of IDS Life of New York, dated May, 1992, filed  electronically  as
     Exhibit 6.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

7.   Not applicable.

8.   Not applicable.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.  None.

12.  Not applicable.

13. Schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

14. Power of Attorney to sign amendments to this Registration Statement dated April 14, 1999, is incorporated by reference to Exhibit 14 to Registrant's Post-Effective Amendment No. 16 filed on or about April 30, 1999.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Timothy V. Bechtold                   200 AXP Financial Center                  Director and President
                                      Minneapolis, MN  55474

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY                                     Operating Officer and Consumer
                                                                                     Affairs Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      790 Xerxes Ave. So.
                                      Minneapolis, MN

John R. Cattau                        20 Madison Ave. Extension                 Director
                                      Albany, NY

James E. Choat                        200 AXP Financial Center                  Executive Vice President,
                                      Minneapolis, MN  55474                         Institutional Products Group

Robert R. Grew                        20 Madison Avenue Extension               Director
                                      Albany, NY

Lorraine R. Hart                      200 AXP Financial Center                  Vice President, Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center                  Vice President and Treasurer
                                      Minneapolis, MN  55474

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN

Richard W. Kling                      200 AXP Financial Center                  Director and Chairman of the Board
                                      Minneapolis, MN  55474

Bruce A. Kohn                         200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Eric L. Marhoun                       200 AXP Financial Center                  General Counsel and Secretary
                                      Minneapolis, MN  55474

Thomas R. McBurney                    1700 Foshay Tower                         Director
                                      821 Marquette Ave.
                                      Minneapolis, MN

Mary Ellyn Minenko                    200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Edward J. Muhl                        200 AXP Financial Center                  Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    Suite 220                                 Director
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     World Financial Center                    Director
                                      New York, NY


Richard M. Starr                      20 Madison Avenue Extension               Director
                                      Albany, NY

William A. Stoltzmann                 200 AXP Financial Center                  Counsel and Assistant Secretary
                                      Minneapolis, MN  55474

Philip C. Wentzel                     200 AXP Financial Center                  Vice President and Controller, Risk
                                      Minneapolis, MN  55474                         Management

Michael R. Woodward                   20 Madison Avenue Extension               Director
                                      Albany, NY

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Corporation                                             Minnesota
                                                                                        Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota


     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     IDS Securities Corporation                                                         Delaware
     Investors Syndicate Development Corp.                                              Nevada
     North Dakota Public Employee Payment Company                                       Minnesota

Item 27. Number of Contractowners

         On March 1, 2000, there were 14,515 contract owners of qualified Flexible Annuity contracts. There were 11,506 owners of non-qualified contracts.

Item 28. Indemnification

The By-Laws of the depositor provide that it shall indemnify any person made a party to an action or proceeding by or in the right of the depositor to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the depositor against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with the appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the depositor; and The depositor shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the depositor to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the depositor served in any capacity at the request of the depositor, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the depositor, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the depositor and, in criminal actions or proceedings, in addition had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.


(b)      As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


(c)
                                       Net Underwriting
         Name of Principal              Discounts and     Compensation on       Brokerage
         Underwriter                     Commissions         Redemption        Commissions      Compensation
         American Express Financial        $957,659           $993,347            None              None
         Advisors, Inc.

Item 30.  Location of Accounts and Records

                  IDS Life Insurance Company of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

(a) (b) & (c)     These undertakings were filed with the Registrant's initial
                  Registration Statements, File Nos. 33-4174 and 811-3500.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Minneapolis, and State of Minnesota, on this 27th day of April, 2000.


                                             IDS LIFE ACCOUNT 4
                                             IDS LIFE ACCOUNT 5
                                             IDS LIFE ACCOUNT 6
                                             IDS LIFE ACCOUNT 9
                                             IDS LIFE ACCOUNT 10
                                             IDS LIFE ACCOUNT 11
                                             IDS LIFE ACCOUNT 12
                                             IDS LIFE ACCOUNT 13
                                             IDS LIFE ACCOUNT 14
                                             (Registrant)

                                      By IDS Life Insurance Company of New York
                                          (Sponsor)

                                      By /s/       Richard W. Kling*
                                                   Richard W. Kling
                                                   Chairman of the Board


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 27th day of April, 2000.

Signature                     Title

/s/  Timothy V. Bechtold*     Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*      Director, Vice President, Chief Operating Officer,
     Maureen A. Buckley       Consumer Affairs Officer and Claims Officer

/s/  Rodney P. Burwell*       Director
     Rodney P. Burwell

/s/  John R. Cattau*          Director
     John R. Cattau

/s/  Robert R. Grew*          Director
     Robert R. Grew

/s/  Jeffrey S. Horton*       Vice President and Treasurer
     Jeffrey S. Horton

Signature                     Title

/s/  Jean B. Keffeler*        Director
     Jean B. Keffeler

/s/  Richard W. Kling*        Director and Chairman of the Board
     Richard W. Kling

/s/  Thomas R. McBurney*      Director
     Thomas R. McBurney

/s/  Edward J. Muhl*          Director
     Edward J. Muhl

/s/  Thomas V. Nicolosi*      Director
     Thomas V. Nicolosi

/s/  Stephen P. Norman*       Director
     Steven P. Norman

/s/  Richard M. Starr*        Director
     Richard M. Starr

/s/  Philip C. Wentzel*       Vice President and Controller
     Philip C. Wentzel

/s/  Michael R. Woodward*     Director
     Michael R. Woodward


*Signed pursuant to Power of Attorney dated April 14, 1999, filed as Exhibit 14 to Registrant's Post-Effective Amendment No. 16,



by   /s/  Mary Ellyn Minenko
          Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 17

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.